UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Spectrum Income Fund

Investor Class (RPSIX)

This annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$62	0.61%

What drove fund performance during the past 12 months?

  U.S. taxable investment-grade bonds produced positive returns in 2024. Bonds in developed non-U.S. markets produced negative returns in U.S. dollar terms due to weaker currencies versus the dollar and rising bond yields in some countries. Easing inflation pressures enabled the European Central Bank to reduce short-term interest rates four times starting in June. Emerging markets bond returns were mixed. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. High yield corporate bonds produced solid gains and strongly outperformed the investment-grade bond market.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dividend-paying equities. Similarly, the inclusion of high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to long-term U.S. Treasury bonds was detrimental to results over the period. Security selection among high yield bonds also weighed on results.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, money market funds, and income-oriented stock funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,085	10,161
2015	10,010	9,990
2015	9,760	10,113
2015	9,798	10,055
2016	10,159	10,360
2016	10,479	10,589
2016	10,740	10,638
2016	10,600	10,321
2017	10,826	10,406
2017	11,028	10,556
2017	11,223	10,645
2017	11,344	10,687
2018	11,291	10,531
2018	11,144	10,514
2018	11,215	10,516
2018	11,046	10,688
2019	11,558	11,003
2019	11,917	11,341
2019	12,083	11,599
2019	12,322	11,620
2020	11,175	11,985
2020	12,069	12,332
2020	12,336	12,409
2020	13,068	12,492
2021	13,076	12,071
2021	13,354	12,291
2021	13,335	12,298
2021	13,407	12,299
2022	12,922	11,569
2022	11,963	11,026
2022	11,491	10,502
2022	11,987	10,699
2023	12,298	11,016
2023	12,360	10,923
2023	12,101	10,570
2023	12,933	11,291
2024	13,029	11,203
2024	13,071	11,210
2024	13,661	11,793
2024	13,453	11,432

202501-4140694, 202502-4108930

F88-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Income Fund (Investor Class)	4.02%	1.77%	3.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.25	-0.33	1.35

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,894,081
  Number of Portfolio Holdings22
  Investment Advisory Fees Paid (000s)$30,014
  Portfolio Turnover Rate38.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	58.7%
International Bond Funds	29.9
Corporate Securities	7.1
Domestic Equity Funds	2.7
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	14.7%
T. Rowe Price New Income Fund	11.5
T. Rowe Price GNMA Fund	10.3
T. Rowe Price Emerging Markets Bond Fund	7.5
T. Rowe Price U.S. High Yield ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Floating Rate Fund	5.7
T. Rowe Price Short-Term Bond Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	5.2
T. Rowe Price Dynamic Credit Fund	5.1

How has the fund changed?

This is a summary of certain material changes to Spectrum Income Fund. Effective March 1, 2025, the fund will no longer invest in other funds that focus on dividend-paying stocks and will use derivatives as a principal strategy. The adviser also lowered the class’s all-inclusive fee to 0.61%. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Income Fund

Investor Class (RPSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Spectrum Income Fund

I Class (TSPNX)

This annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$47	0.46%

What drove fund performance during the past 12 months?

  U.S. taxable investment-grade bonds produced positive returns in 2024. Bonds in developed non-U.S. markets produced negative returns in U.S. dollar terms due to weaker currencies versus the dollar and rising bond yields in some countries. Easing inflation pressures enabled the European Central Bank to reduce short-term interest rates four times starting in June. Emerging markets bond returns were mixed. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. High yield corporate bonds produced solid gains and strongly outperformed the investment-grade bond market.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dividend-paying equities. Similarly, the inclusion of high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to long-term U.S. Treasury bonds was detrimental to results over the period. Security selection among high yield bonds also weighed on results.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, money market funds, and income-oriented stock funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
5/3/21	500,000	500,000
6/30/21	503,039	504,893
9/30/21	502,899	505,154
12/31/21	505,825	505,213
3/31/22	487,736	475,234
6/30/22	451,733	452,929
9/30/22	434,078	431,404
12/31/22	452,584	439,484
3/31/23	464,500	452,502
6/30/23	466,982	448,681
9/30/23	457,383	434,184
12/31/23	489,465	463,783
3/31/24	493,279	460,185
6/30/24	494,586	460,485
9/30/24	517,582	484,412
12/31/24	509,878	469,581

202501-4140694, 202502-4108930

F1456-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Income Fund (I Class)	4.17%	0.54%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.25	-1.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,894,081
  Number of Portfolio Holdings22
  Investment Advisory Fees Paid (000s)$30,014
  Portfolio Turnover Rate38.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	58.7%
International Bond Funds	29.9
Corporate Securities	7.1
Domestic Equity Funds	2.7
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	14.7%
T. Rowe Price New Income Fund	11.5
T. Rowe Price GNMA Fund	10.3
T. Rowe Price Emerging Markets Bond Fund	7.5
T. Rowe Price U.S. High Yield ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Floating Rate Fund	5.7
T. Rowe Price Short-Term Bond Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	5.2
T. Rowe Price Dynamic Credit Fund	5.1

How has the fund changed?

This is a summary of certain material changes to Spectrum Income Fund. Effective March 1, 2025, the fund will no longer invest in other funds that focus on dividend-paying stocks and will use derivatives as a principal strategy. The adviser also lowered the class’s all-inclusive fee to 0.46%. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Income Fund

I Class (TSPNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$14,377	$14,113
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPSIX Spectrum Income Fund
TSPNX Spectrum Income Fund–
.
I Class

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 11.30 $ 10.94 $ 12.83 $ 13.00 $ 12.73
Investment activities
Net investment income
(1)(2)
0.50 0.43 0.34 0.33 0.34
Net realized and unrealized
gain/loss (0.06) 0.41 (1.69) —
(3)
0.41
Total from investment
activities 0.44 0.84 (1.35) 0.33 0.75
Distributions
Net investment income (0.51) (0.48) (0.39) (0.34) (0.38)
Net realized gain (0.05) — (0.15) (0.16) (0.10)
Total distributions (0.56) (0.48) (0.54) (0.50) (0.48)
NET ASSET VALUE
End of period $ 11.18 $ 11.30 $ 10.94 $ 12.83 $ 13.00
Ratios/Supplemental Data
Total return
(2)(4)(5)
4.02% 7.89% (10.59)% 2.59% 6.06%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(5)
0.62% 0.62% 0.62% 0.45% 0.00%
Net expenses after payments
by Price Associates
(5)
0.61% 0.62% 0.62% 0.45% 0.00%
Weighted average net
expenses of underlying Price
Funds
(6)
0.00% 0.00% 0.00% 0.14% 0.65%
Effective net expenses 0.61% 0.62% 0.62% 0.59% 0.65%
Net investment income
(5)
4.45% 3.92% 2.88% 2.52% 2.77%
Portfolio turnover rate
(5)
38.7% 23.6% 20.7% 15.1% 29.9%
Net assets, end of period (in
millions) $1,620 $1,869 $1,983 $4,778 $6,890
0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 11.31 $ 10.94 $ 12.84 $ 13.10
Investment activities
Net investment income
(2)(3)
0.52 0.45 0.38 0.24
Net realized and unrealized gain/loss (0.06) 0.42 (1.72) (0.09)
(4)
Total from investment activities 0.46 0.87 (1.34) 0.15
Distributions
Net investment income (0.53) (0.50) (0.41) (0.25)
Net realized gain (0.05) — (0.15) (0.16)
Total distributions (0.58) (0.50) (0.56) (0.41)
NET ASSET VALUE
End of period $ 11.19 $ 11.31 $ 10.94 $ 12.84
Ratios/Supplemental Data
Total return
(3)(5)(6)
4.17% 8.15% (10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0.47% 0.47% 0.47% 0.47%
(7)
Net expenses after payments by Price
Associates
(6)
0.46% 0.47% 0.47% 0.47%
(7)
Net investment income
(6)
4.65% 4.09% 3.33% 2.79%
(7)
Portfolio turnover rate
(6)
38.7% 23.6% 20.7% 15.1%
Net assets, end of period (in millions) $4,274 $4,099 $3,945 $2,422
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum Income Fund
December 31, 2024

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
12/31/24
(Cost and value in $000s)
BOND FUNDS 95.7%
T. Rowe Price Funds:
High Yield Fund  883,900 83,302 104,547 146,628,617 866,575
New Income Fund  805,391 49,446 169,162 86,381,312 678,957
GNMA Fund  632,148 43,303 57,731 76,180,249 607,157
Emerging Markets Bond Fund  474,943 40,483 88,029 48,290,945 441,862
U.S. High Yield ETF  – 418,593 – 8,033,501 418,545
International Bond Fund (USD
Hedged)  225,654 152,788 27,642 41,897,753 357,388
Floating Rate Fund  338,473 37,201 41,974 36,030,251 335,442
Short-Term Bond Fund  292,932 38,924 21,296 68,162,963 313,550
Dynamic Global Bond Fund  283,766 33,966 18,169 39,312,067 306,241
Dynamic Credit Fund  262,646 46,468 6,842 34,244,128 303,060
Corporate Income Fund  267,259 21,750 26,233 32,850,946 261,165
U.S. Treasury Long-Term Index
Fund  303,627 20,062 161,018 27,153,530 192,790
Emerging Markets Local Currency
Bond Fund  198,619 17,702 19,878 40,212,229 183,770
International Bond Fund  277,594 13,034 125,634 24,614,713 167,134
Limited Duration Inflation Focused
Bond Fund  85,325 55,867 23,707 25,927,438 119,266
Inflation Protected Bond Fund  – 91,199 2,948 8,560,298 86,459
U.S. Treasury Intermediate Index
Fund  482 20 – 97,982 486
Total Bond Funds (Cost $5,857,215) 5,639,847
EQUITY FUNDS 2.7%
T. Rowe Price Funds:
Equity Income Fund  598,339 35,837 277,177 4,667,056 161,854
Total Equity Funds (Cost $75,064) 161,854
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds  1.4%
T. Rowe Price U.S. Treasury
Money Fund, 4.52% (3) 38,361 628,624 583,593 83,392,444 83,392
Total Short-Term Investments (Cost $83,392) 83,392
Total Investments in Securities
99.8% of Net Assets (Cost $6,015,671) $ 5,885,093

T. ROWE PRICE Spectrum Income Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$474,087 and $474,087, respectively.
(3) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 545 S&P 500 E-Mini Index contracts 3/25 (161,749) $ 5,491
Long, 523 U.S. Treasury Notes five year contracts 3/25 55,597 (237)
Long, 1,494 U.S. Treasury Notes ten year
contracts 3/25 162,473 (1,613)
Net payments (receipts) of variation margin to date (3,390)
Variation margin receivable (payable) on open futures contracts $ 251

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (2,939) $ (1,611) $ 14,154
Dynamic Credit Fund  (31) 788 21,368
Dynamic Global Bond Fund  (1,408) 6,678 12,348
Emerging Markets Bond Fund  (12,939) 14,465 30,055
Emerging Markets Local Currency Bond Fund  (559) (12,673) 6,749
Equity Income Fund  268,601 (195,145) 11,546
Floating Rate Fund  (1,082) 1,742 29,726
GNMA Fund  (4,936) (10,563) 25,576
High Yield Fund  (5,356) 3,920 63,163
Inflation Protected Bond Fund  15 (1,792) 3,513
International Bond Fund  (14,788) 2,140 —
International Bond Fund (USD Hedged)  (2,278) 6,588 11,384
Limited Duration Inflation Focused Bond Fund  (1,027) 1,781 5,193
New Income Fund  (16,511) (6,718) 35,417
Short-Term Bond Fund  (187) 2,990 14,056
U.S. High Yield ETF  22 (48) 6,195
U.S. Treasury Intermediate Index Fund  — (16) 20
U.S. Treasury Long-Term Index Fund  (55,780) 30,119 9,192
U.S. Treasury Money Fund, 4.52% — — 2,051
Affiliates not held at period end 2,072 — 456
Totals $ 150,889# $ (157,355) $ 302,162+
# Capital gain distributions from underlying Price funds represented $10,967 of the net realized gain (loss).
+ Investment income comprised $302,162 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,015,671) $ 5,885,093
Cash deposits on futures contracts 11,693
Receivable for investment securities sold 5,149
Receivable for shares sold 3,064
Variation margin receivable on futures contracts 251
Total assets 5,905,250
Liabilities
Payable for shares redeemed 5,675
Investment management and administrative fees payable 2,899
Payable for investment securities purchased 1,500
Other liabilities 1,095
Total liabilities 11,169
NET ASSETS $ 5,894,081
Net Assets Consist of:
Total distributable earnings (loss) $ (384,605)
Paid-in capital applicable to 526,880,630 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,278,686
NET ASSETS $ 5,894,081
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,620,135; Shares outstanding:
144,884,704) $ 11.18
I Class
(Net assets: $4,273,946; Shares outstanding:
381,995,926) $ 11.19

T. ROWE PRICE Spectrum Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 302,162
Interest 136
Total income 302,298
Expenses
Investment management and administrative expense 30,513
Waived / paid by Price Associates (499)
Total expenses 30,014
Net investment income 272,284
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 139,922
Futures (26,297)
Capital gain distributions from underlying Price Funds 10,967
Net realized gain 124,592
Change in net unrealized gain / loss
Underlying Price Funds (157,355)
Futures 3,641
Change in net unrealized gain / loss (153,714)
Net realized and unrealized gain / loss (29,122)
INCREASE IN NET ASSETS FROM OPERATIONS $ 243,162

T. ROWE PRICE Spectrum Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 272,284 $ 237,324
Net realized gain (loss) 124,592 (116,735)
Change in net unrealized gain / loss (153,714) 331,937
Increase in net assets from operations 243,162 452,526
Distributions to shareholders
Net earnings
Investor Class (87,527) (83,788)
I Class (215,784) (179,581)
Decrease in net assets from distributions (303,311) (263,369)
Capital share transactions
*
Shares sold
Investor Class 184,226 157,934
I Class 652,529 703,464
Distributions reinvested
Investor Class 81,979 78,148
I Class 209,360 173,348
Shares redeemed
Investor Class (498,784) (410,563)
I Class (643,032) (850,813)
Decrease in net assets from capital share
transactions (13,722) (148,482)
Net Assets
Increase (decrease) during period (73,871) 40,675
Beginning of period 5,967,952 5,927,277
End of period $ 5,894,081 $ 5,967,952
*Share information (000s)
Shares sold
Investor Class 16,334 14,338
I Class 58,026 63,698
Distributions reinvested
Investor Class 7,278 7,099
I Class 18,565 15,744
Shares redeemed
Investor Class (44,132) (37,311)
I Class (56,992) (77,508)
Decrease in shares outstanding (921) (13,940)

T. ROWE PRICE Spectrum Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Income
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-
traded funds (ETFs) (underlying Price Funds) representing specific market segments. The fund seeks a high level of current income with moderate share price fluctuation.
The fund has two classes of shares as follows: Spectrum Income
Fund (Investor Class) and Spectrum Income Fund – I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the

T. ROWE PRICE Spectrum Income Fund

underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing NAV per share on the day of valuation.
Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Spectrum Income Fund

The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Spectrum Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of December 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives
Futures
$ 5,491
*
Total $ 5,491
*
Liabilities
Interest rate derivatives
Futures
$ 1,850
Total $ 1,850

T. ROWE PRICE Spectrum Income Fund

Additionally, the amount of gains and losses on futures recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-
traded futures. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (9,791)
Equity derivatives (16,506)
Total $ (26,297)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,850)
Equity derivatives 5,491
Total $ 3,641

T. ROWE PRICE Spectrum Income Fund

income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, cash of $11,693,000 had been posted by the fund for exchange-traded derivatives.
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31,
2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 8% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the year ended December 31, 2024, aggregated
$2,302,656,000 and $2,347,928,000, respectively.

T. ROWE PRICE Spectrum Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/
tax adjustments relate primarily to an over-distribution of taxable income not deemed a return of capital for tax purposes and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 276,982 $ 263,369
Long-term capital gain 26,329 —
Total distributions $ 303,311 $ 263,369

T. ROWE PRICE Spectrum Income Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. During the year ended December 31, 2024, the fund utilized
$100,300,000 of capital loss carryforwards.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
($000s)
Cost of investments $ 6,269,698
Unrealized appreciation $ 138,075
Unrealized depreciation (522,680)
Net unrealized appreciation (depreciation) $ (384,605)
($000s)
Net unrealized appreciation (depreciation) $ (384,605)
Total distributable earnings (loss) $ (384,605)

T. ROWE PRICE Spectrum Income Fund

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended agreement, the fund pays a fee rate of 0.62% for the Investor Class and 0.47% for the
I Class. The annual all-inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31, 2024, are as follows:

T. ROWE PRICE Spectrum Income Fund

Total management fee waived was allocated ratably in the amounts of $139,000 and $360,000, for the Investor Class and I Class, respectively, for the year ended December 31, 2024.
At December 31, 2024, the fund held approximately 89% of the outstanding shares of the U.S. High Yield ETF, 63% of GNMA Fund, 62% of the Emerging
Markets Local Currency Bond Fund, 49% of the Corporate Income Fund,
30% of the Dynamic Credit Fund, and less than 25% of any other underlying
Price Fund.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by
Price Associates, pursuant to the fund’s annual all-inclusive fee agreement.
At December 31, 2024, approximately 67% of the outstanding shares of the
I Class were held by the college savings plans.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price U.S. High Yield ETF 0.56% $ 499
Total Management Fee Waived $ 499

T. ROWE PRICE Spectrum Income Fund

highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
NOTE 9 - SUBSEQUENT EVENT
At a meeting held on February 6, 2025, the fund’s board approved an amendment to the fund’s investment management agreement. Effective
March 1, 2025, the annual all-inclusive fee will be reduced by 0.01%, which will lower the Investor Class fee from 0.62% to 0.61% and the I Class fee from
0.47% to 0.46% of the class’s average daily net assets.

T. ROWE PRICE Spectrum Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and
Shareholders of T. Rowe Price Spectrum Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Income Fund (one of the funds constituting T. Rowe Price Spectrum Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $26,329,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $11,646,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $11,378,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F88-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025